EQUITY, Reserves (Details) - PEN (S/) S/ in Thousands				12 Months Ended
	Apr. 27, 2023	Apr. 28, 2022	Feb. 25, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reserves [Abstract]
Percentage of reserve required one				20.00%
Percentage of reserve required two				30.00%
Percentage of reserve required three				50.00%
Statutory reserve				S/ 8,621,700	S/ 7,783,300	S/ 7,088,600
Transfer from retained earnings to reserves	S/ 2,593,600	S/ 2,354,900	S/ 347,000
Other reserves [Abstract]
Beginning Balances				(276,172)	235,902	1,865,898
Decrease (increase) in net unrealized gains on investments				1,229,385	(1,665,493)	(2,520,217)
Transfer to results of the net realized loss of investments				7,789	49,754	3,848
Transfer of recovery of credit loss of investments to profit or loss				8,716	63,203	8,121
Change in net unrealized gain on cash flow hedges derivatives				18,359	29,109	97,251
Transfer of net realized gain on cash flow hedges derivatives to profit or loss				(30,550)	(28,048)	(56,422)
Other reserves				(754,192)	1,133,536	733,932
Foreign exchange translation				73,498	(301,969)	160,810
Net movement in hedges of net investments in foreign businesses				18,950	39,587	(57,319)
Ending Balances				S/ 295,783	(276,172)	235,902
Minimum [Member]
Reserves [Abstract]
Percentage of reserve required to be maintained of net profits				10.00%
IFRS 17 [member]
Other reserves [Abstract]
Other reserves					9,581
Impact of Initial Application of IFRS 17 [Member] | IFRS 17 [member]
Other reserves [Abstract]
Beginning Balances					158,666
Ending Balances						158,666
After Adjustment Initial Application [Member]
Other reserves [Abstract]
Beginning Balances					404,149
Ending Balances						404,149
Equity Instruments at Fair Value [Member]
Other reserves [Abstract]
Beginning Balances				S/ 170,408	206,885	315,202
Decrease (increase) in net unrealized gains on investments				(12,247)	(36,477)	(108,317)
Transfer to results of the net realized loss of investments				0	0	0
Transfer of recovery of credit loss of investments to profit or loss				0	0	0
Change in net unrealized gain on cash flow hedges derivatives				0	0	0
Transfer of net realized gain on cash flow hedges derivatives to profit or loss				0	0	0
Other reserves				0	0	0
Foreign exchange translation				0	0	0
Net movement in hedges of net investments in foreign businesses				0	0	0
Ending Balances				158,161	170,408	206,885
Equity Instruments at Fair Value [Member] | IFRS 17 [member]
Other reserves [Abstract]
Other reserves					0
Equity Instruments at Fair Value [Member] | Impact of Initial Application of IFRS 17 [Member] | IFRS 17 [member]
Other reserves [Abstract]
Beginning Balances					0
Ending Balances						0
Equity Instruments at Fair Value [Member] | After Adjustment Initial Application [Member]
Other reserves [Abstract]
Beginning Balances					206,885
Ending Balances						206,885
Debt Instruments at Fair Value [Member]
Other reserves [Abstract]
Beginning Balances				(1,655,559)	(143,400)	2,256,531
Decrease (increase) in net unrealized gains on investments				1,241,632	(1,629,016)	(2,411,900)
Transfer to results of the net realized loss of investments				7,789	49,754	3,848
Transfer of recovery of credit loss of investments to profit or loss				8,716	63,203	8,121
Change in net unrealized gain on cash flow hedges derivatives				0	0	0
Transfer of net realized gain on cash flow hedges derivatives to profit or loss				0	0	0
Other reserves				0	0	0
Foreign exchange translation				0	0	0
Net movement in hedges of net investments in foreign businesses				0	0	0
Ending Balances				(397,422)	(1,655,559)	(143,400)
Debt Instruments at Fair Value [Member] | IFRS 17 [member]
Other reserves [Abstract]
Other reserves					3,900
Debt Instruments at Fair Value [Member] | Impact of Initial Application of IFRS 17 [Member] | IFRS 17 [member]
Other reserves [Abstract]
Beginning Balances					0
Ending Balances						0
Debt Instruments at Fair Value [Member] | After Adjustment Initial Application [Member]
Other reserves [Abstract]
Beginning Balances					(139,500)
Ending Balances						(139,500)
Reserve for Cash Flow Hedges [Member]
Other reserves [Abstract]
Beginning Balances				788	(273)	(41,102)
Decrease (increase) in net unrealized gains on investments				0	0	0
Transfer to results of the net realized loss of investments				0	0	0
Transfer of recovery of credit loss of investments to profit or loss				0	0	0
Change in net unrealized gain on cash flow hedges derivatives				18,359	29,109	97,251
Transfer of net realized gain on cash flow hedges derivatives to profit or loss				(30,550)	(28,048)	(56,422)
Other reserves				0	0	0
Foreign exchange translation				0	0	0
Net movement in hedges of net investments in foreign businesses				0	0	0
Ending Balances				(11,403)	788	(273)
Reserve for Cash Flow Hedges [Member] | IFRS 17 [member]
Other reserves [Abstract]
Other reserves					0
Reserve for Cash Flow Hedges [Member] | Impact of Initial Application of IFRS 17 [Member] | IFRS 17 [member]
Other reserves [Abstract]
Beginning Balances					0
Ending Balances						0
Reserve for Cash Flow Hedges [Member] | After Adjustment Initial Application [Member]
Other reserves [Abstract]
Beginning Balances					(273)
Ending Balances						(273)
Insurance Reserves [Member]
Other reserves [Abstract]
Beginning Balances				1,133,536	(158,666)	(892,598)
Decrease (increase) in net unrealized gains on investments				0	0	0
Transfer to results of the net realized loss of investments				0	0	0
Transfer of recovery of credit loss of investments to profit or loss				0	0	0
Change in net unrealized gain on cash flow hedges derivatives				0	0	0
Transfer of net realized gain on cash flow hedges derivatives to profit or loss				0	0	0
Other reserves				(754,192)	1,133,536	733,932
Foreign exchange translation				0	0	0
Net movement in hedges of net investments in foreign businesses				0	0	0
Ending Balances				379,344	1,133,536	(158,666)
Insurance Reserves [Member] | IFRS 17 [member]
Other reserves [Abstract]
Other reserves					0
Insurance Reserves [Member] | Impact of Initial Application of IFRS 17 [Member] | IFRS 17 [member]
Other reserves [Abstract]
Beginning Balances					158,666
Ending Balances						158,666
Insurance Reserves [Member] | After Adjustment Initial Application [Member]
Other reserves [Abstract]
Beginning Balances					0
Ending Balances						0
Foreign Currency Translation Reserve [Member]
Other reserves [Abstract]
Beginning Balances				74,655	331,356	227,865
Decrease (increase) in net unrealized gains on investments				0	0	0
Transfer to results of the net realized loss of investments				0	0	0
Transfer of recovery of credit loss of investments to profit or loss				0	0	0
Change in net unrealized gain on cash flow hedges derivatives				0	0	0
Transfer of net realized gain on cash flow hedges derivatives to profit or loss				0	0	0
Other reserves				0	0	0
Foreign exchange translation				73,498	(301,969)	160,810
Net movement in hedges of net investments in foreign businesses				18,950	39,587	(57,319)
Ending Balances				S/ 167,103	74,655	331,356
Foreign Currency Translation Reserve [Member] | IFRS 17 [member]
Other reserves [Abstract]
Other reserves					5,681
Foreign Currency Translation Reserve [Member] | Impact of Initial Application of IFRS 17 [Member] | IFRS 17 [member]
Other reserves [Abstract]
Beginning Balances					0
Ending Balances						0
Foreign Currency Translation Reserve [Member] | After Adjustment Initial Application [Member]
Other reserves [Abstract]
Beginning Balances					S/ 337,037
Ending Balances						S/ 337,037